Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt	Debt
The carrying value of debt outstanding at December 31 consisted of the following:

(in thousands, except rates)	Interest rate	Year of maturity	2023	2022
2025 Secured Notes	6.125%	2025	$522,735	$520,350
ABL Facility	Varies	2027	1,929,259	1,988,176
2028 Secured Notes	4.625%	2028	494,500	493,470
2031 Secured Notes	7.375%	2031	493,709	—
Finance Leases	Varies	Varies	117,099	74,370
Total debt			3,557,302	3,076,366
Less: current portion of long-term debt			18,786	13,324
Total long-term debt			$3,538,516	$3,063,042
Maturities of debt, including finance leases, during the years subsequent to December 31, 2023 are as follows:

(in thousands)
2024	$23,927
2025	550,050
2026	23,234
2027	1,975,992
2028	522,473
Thereafter	522,138
Total	$3,617,814
The Company records debt issuance costs as offsets against the carrying value of the related debt. These debt costs are amortized and included as part of interest expense over the remaining contractual terms of those debt instruments for each of the next five years as follows:

(in thousands)	Debt issuance cost amortization
2024	$11,891
2025	$10,664
2026	$9,555
2027	$5,852
2028	$1,677
Thereafter	$2,667
Asset Backed Lending Facility
On July 1, 2020, certain subsidiaries of the Company entered into an asset-based credit agreement (the "ABL Facility") that initially provided for revolving credit facilities in the aggregate principal amount of up to $2.4 billion, consisting of: (i) a senior secured asset-based US dollar revolving credit facility in the aggregate principal amount of $2.0 billion and (ii) a $400.0 million senior secured asset-based multicurrency revolving credit facility available to be drawn in US Dollars, Canadian Dollars, British Pounds Sterling or Euros. The ABL Facility was initially scheduled to mature on July 1, 2025.
On June 30, 2022, certain subsidiaries of the Company entered into an amendment to the ABL Facility to, among other things, extend the expiration date until June 30, 2027 and increase the aggregate principal amount of the revolving credit facilities to $3.7 billion, consisting of: (i) a senior secured asset-based US dollar revolving credit facility in the aggregate principal amount of $3.3 billion (the “US Facility”), (ii) a $400.0 million senior secured asset-based multicurrency revolving credit facility (the "Multicurrency Facility"), available to be drawn in US Dollars, Canadian Dollars, British Pounds Sterling or Euros, and (iii) an accordion feature that permits the Company to increase the lenders' commitments in an aggregate amount not to exceed the greater of $750.0 million and the amount of suppressed availability as defined in the ABL Facility, subject to the satisfaction of customary conditions including lender approval, plus any voluntary prepayments that are accompanied by permanent commitment reductions under the ABL facility. The amendment also converted the interest rate for borrowings denominated in US Dollars from a LIBOR-based rate to a Term SOFR-based rate with an interest period of one month and adjusted the applicable margins. The applicable margin for Canadian BA rate, Term SOFR, British Pounds Sterling and Euros loans is 1.50%. The facility includes a credit spread adjustment of 0.10% in addition to the applicable margin. The applicable margin for base rate and Canadian Prime Rate loans is 0.50%. The applicable margins are subject to one step down of 0.25% based on excess availability or one step up of 0.25% based on the Company's leverage ratio. The ABL Facility requires the payment of a commitment fee on the unused available borrowings of 0.20% annually. At December 31, 2023, the weighted average interest rate for borrowings under the ABL Facility, as adjusted for the effects of the 2023 interest rate swap agreements, was 6.24%. Refer to Note 14 for a more detailed discussion on interest rate management.
Borrowing availability under the US Facility and the Multicurrency Facility is equal to the lesser of (i) the aggregate Revolver Commitments and (ii) the Borrowing Base ("Line Cap"). At December 31, 2023, the Line Cap was $3.2 billion and the Borrowers had approximately $1.2 billion of available borrowing capacity under the ABL Facility, including $1.0 billion under the US Facility and $189.4 million under the Multicurrency Facility. Borrowing capacity under the ABL Facility is made available for up to $220.0 million letters of credit and $220.0 million of swingline loans. At December 31, 2023, the available capacity was $191.5 million of letters of credit and $216.2 million of swingline loans. At December 31, 2023, letters of credit and bank guarantees carried fees of 1.625%. The Company had issued $28.5 million of standby letters of credit under the ABL Facility at December 31, 2023.
The Company had approximately $2.0 billion outstanding principal under the ABL Facility at December 31, 2023. Debt issuance costs of $26.8 million and $31.8 million were included in the carrying value of the ABL Facility at December 31, 2023 and December 31, 2022. As of December 31, 2022, the Company had no outstanding principal borrowings on the Multicurrency Facility and $2.5 million of related debt issuance costs, which were recorded in other non-current assets on the consolidated balance sheets.
The obligations of the US Borrowers are unconditionally guaranteed by Holdings and each existing and subsequently acquired or organized direct or indirect wholly-owned US organized restricted subsidiary of Holdings, other than excluded subsidiaries (together with Holdings, the "US Guarantors"). The obligations of the Multicurrency Borrowers are unconditionally guaranteed by the US Borrowers and the US Guarantors, and each existing and subsequently acquired or organized direct or indirect wholly-owned Canadian organized restricted subsidiary of Holdings other than certain excluded subsidiaries (together with the US Guarantors, the "ABL Guarantors").
Senior Secured Notes
On June 15, 2020, the Company completed a private offering of $650.0 million in aggregate principal amount of its 6.125% senior secured notes due 2025 (the "2025 Secured Notes") to qualified institutional buyers pursuant to Rule 144A of the Securities Act of 1933, as amended ("Rule 144A"). The 2025 Secured Notes mature on June 15, 2025 and bear interest at a rate of 6.125% per annum. Interest is payable semi-annually on June 15 and December 15 of each year. In 2021, using cash on hand and borrowings on the ABL Facility, the Company redeemed $123.5 million of its 2025 Secured Notes and recorded a loss on extinguishment of debt in the consolidated statement of operations of $6.0 million comprised of a redemption premium of $3.7 million and write off of unamortized deferred financing fees of $2.3 million. As of December 31, 2023 the aggregate principal amount outstanding for the 2025 Secured Notes was $526.5 million. Unamortized deferred financing costs pertaining to the 2025 Secured Notes were $3.8 million as of December 31, 2023.
On August 25, 2020, the Company completed a private offering of $500.0 million in aggregate principal amount of 4.625% senior secured notes due 2028 (the "2028 Secured Notes") to qualified institutional buyers pursuant to Rule 144A. The 2028 Secured Notes mature on August 15, 2028 and bear interest at a rate of 4.625% per annum. Interest is payable semi-annually on August 15 and February 15 of each year. Unamortized deferred financing costs pertaining to the 2028 Secured Notes were $5.5 million as of December 31, 2023.
On September 25, 2023, the Company completed a private offering of $500.0 million in aggregate principal amount of 7.375% senior secured notes due 2031 (the "2031 Secured Notes") to qualified institutional buyers pursuant to Rule 144A. Proceeds were used to repay approximately $494.0 million of outstanding indebtedness under the ABL Facility and certain fees and expenses. The 2031 Secured Notes mature on October 1, 2031 and bear interest at a rate of 7.375% per annum. Interest is payable semi-annually on April 1 and October 1 of each year, beginning April 1, 2024. Unamortized deferred financing costs pertaining to the 2031 Secured Notes were $6.3 million as of December 31, 2023.
The tables below depict the redemption prices (expressed as percentages of the principal amount) of the notes if redeemed during the twelve-month period commencing on the dates below, plus accrued and unpaid interest, if any, to but not including the date of redemption.
2025 Secured Notes

Year	Redemption Price
June 15, 2023	101.531%
June 15, 2024 and thereafter	100.000%
2028 Secured Notes

Year	Redemption Price
August 15, 2023	102.313%
August 15, 2024	101.156%
August 15, 2025 and thereafter	100.000%
2031 Secured Notes
The Company may redeem the 2031 Secured Notes at any time before October 1, 2026 at a redemption price equal to 100% of the principal amount thereof, plus a customary make whole premium for the 2031 Secured Notes being redeemed, plus accrued and unpaid interest, if any, to but not including the redemption date. Before October 1, 2026, the Company may redeem up to 40% of the aggregate principal amount of the 2031 Secured Notes at a price equal to 107.375% of the principal amount of the 2031 Secured Notes being redeemed, plus accrued and unpaid interest, if any, to but not including the redemption date with the net proceeds of certain equity offerings. At any time prior to October 1, 2026, the Company may also redeem up to 10% of the aggregate principal amount at a redemption price equal to 103% of the principal amount of the 2031 Secured Notes being redeemed during each twelve-month period commencing with the issue date, plus accrued and unpaid interest, if any, to but not including the redemption date.

Year	Redemption Price
October 1, 2026	103.688%
October 1, 2027	101.844%
October 1, 2028 and thereafter	100.000%
The 2025 Secured Notes, the 2028 Secured Notes, and the 2031 Secured Notes (collectively, “the Secured Notes”) are unconditionally guaranteed by certain subsidiaries of the Company (collectively, “the Note Guarantors”). WillScot Mobile Mini is not a guarantor of the Secured Notes. The Note Guarantors are guarantors or borrowers under the ABL Facility. To the extent lenders under the ABL Facility release the guarantee of any Note Guarantor, such Note Guarantor will also be released from obligations under the Secured Notes. The Secured Notes and related guarantees are secured by a second priority security interest in substantially the same assets of Williams Scotsman, Inc., a wholly owned indirect subsidiary of the Company (“WSI”), and the Note Guarantors securing the ABL Facility. Upon the repayment of the 2025 Secured Notes and the 2028 Secured Notes, if the lien associated with the ABL Facility represents the only lien outstanding on the collateral under the 2031 Secured Notes (other than certain permitted), the collateral securing the 2031 Secured Notes will be released and the 2031 Secured Notes will become unsecured subject to satisfaction of customary conditions.
Finance Leases
The Company maintains finance leases primarily related to transportation related equipment. At December 31, 2023 and December 31, 2022, obligations under the finance leases were $117.1 million and $74.4 million, respectively.
The Company is in compliance with all debt covenants and restrictions for the aforementioned debt instruments for the year ended December 31, 2023.